Summary of Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 6,697	41,726	56,121
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 6,697	41,726	56,121